Subsequent Events (Details)														1 Months Ended			9 Months Ended	12 Months Ended	15 Months Ended
	Aug. 14, 2017 USD ($)	Jul. 12, 2017 USD ($)	Jul. 07, 2017 Individual independentdirectors $ / shares shares	Jul. 03, 2017 USD ($) $ / shares	Apr. 11, 2017 USD ($) shares	Apr. 04, 2017 USD ($) shares	Feb. 21, 2017 USD ($) shares	Feb. 02, 2017 independentdirectors $ / shares shares	Feb. 01, 2017 USD ($) $ / shares shares	Jan. 13, 2017 USD ($) shares	Jan. 04, 2017 USD ($) independentdirectors $ / shares shares	Jan. 16, 2016 independentdirectors	Sep. 01, 2015 NewDirectors	Mar. 31, 2017 USD ($) shares	Jan. 25, 2017 USD ($) shares	Jan. 20, 2017 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) shares	Mar. 31, 2017 shares
Subsequent Events (Textual)
Restricted shares of common shares											123,782			93,750					56,250
Restricted shares of common stock issued, value | $											$ 76,250			$ 37,500
Valuation of eligible employees, shares | $											$ 76,250
SEDA [Member]
Subsequent Events (Textual)
Sale of common shares					132,275
Sale of common shares, value | $					$ 50,000
Accredited Investor [Member]
Subsequent Events (Textual)
Restricted shares of common shares						266,667				18,051					20,000	25,000
Restricted shares of common stock issued, value | $						$ 80,000				$ 10,000					$ 10,000	$ 12,500
Frank J. Drohan, President [Member]
Subsequent Events (Textual)
Restricted shares of common shares									100,000
Restricted shares of common stock issued, value | $									$ 51,000
Share price | $ / shares									$ 0.62
Restricted stock discount percentage									18.00%
Charles P. Kuczynski [Member]
Subsequent Events (Textual)
Restricted shares of common shares								47,170	47,170
Restricted shares of common stock issued, value | $									$ 175,000
Share price | $ / shares								$ 0.6414
Restricted stock discount percentage								18.00%
Director [Member]
Subsequent Events (Textual)
Restricted shares of common shares								94,340			81,169
Restricted shares of common stock issued, value | $											$ 50,000
Share price | $ / shares											$ 0.616
Number of director								3			3		2
Percentage of non cash payment											50.00%
Non cash payments amount | $											$ 100,000
Louis J. Lombardo [Member]
Subsequent Events (Textual)
Share price | $ / shares											$ 0.616
Number of director | independentdirectors											3	3
Percentage of non cash payment																		50.00%
Non cash payments amount | $																		$ 100,000
Non-US Person [Member]
Subsequent Events (Textual)
Restricted shares of common shares							200,000
Restricted shares of common stock issued, value | $							$ 100,000
Strategic Options [Member] | Louis J. Lombardo [Member]
Subsequent Events (Textual)
Number of shares, Granted																		125,000
Subsequent Event [Member]
Subsequent Events (Textual)
Restricted shares of common stock issued, value | $																	$ 22,500
Subsequent Event [Member] | Accredited Investor [Member]
Subsequent Events (Textual)
Convertible debt, fair value disclosures | $				$ 25,000
Debt instrument due date				Jan. 02, 2018
Conversion price | $ / shares				$ 0.15
Additional investment | $	$ 10,000
Convertible promissory note | $				$ 35,000
Subsequent Event [Member] | George Investments LLC [Member]
Subsequent Events (Textual)
Convertible debt, fair value disclosures | $		$ 185,000
Debt instrument due date	Sep. 17, 2017	Aug. 17, 2017
Registrant paid | $	$ 8,000	$ 8,000
Subsequent Event [Member] | Strategic Options [Member]
Subsequent Events (Textual)
Percentage of exercise price on closing price			115.00%
Number of shares, Granted			1,950,000
Common share exercise price, per share | $ / shares			$ 0.15
Number of individuals | Individual			8
Number of independent director | independentdirectors			3
Subsequent Event [Member] | Strategic Options [Member] | Frank J. Drohan, President [Member]
Subsequent Events (Textual)
Number of options vested			500,000
Subsequent Event [Member] | Strategic Options [Member] | Charles P. Kuczynski [Member]
Subsequent Events (Textual)
Number of options vested			200,000
Subsequent Event [Member] | Strategic Options [Member] | William Hanley [Member]
Subsequent Events (Textual)
Number of options vested			100,000
Subsequent Event [Member] | Strategic Options [Member] | Louis J. Lombardo [Member]
Subsequent Events (Textual)
Number of options vested			50,000
Subsequent Event [Member] | Strategic Options [Member] | Agron Telaku [Member]
Subsequent Events (Textual)
Number of options vested			500,000
Subsequent Event [Member] | Strategic Options [Member] | Sam Hamdan [Member]
Subsequent Events (Textual)
Number of options vested			500,000
Subsequent Event [Member] | Strategic Options [Member] | Jack A. Smith [Member]
Subsequent Events (Textual)
Number of options vested			50,000
Subsequent Event [Member] | Strategic Options [Member] | Alan M. Matus [Member]
Subsequent Events (Textual)
Number of options vested			50,000